Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating Lease Payments	¥ 9,920	¥ 8,996
Land and buildings [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating Lease Payments	665
Aircraft [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating Lease Payments	78
IFRS Sixteen [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitments	¥ 75,729		¥ 75,729